Note 6 - Related Party Notes Payable	12 Months Ended
Dec. 31, 2013
Related Party Notes Payable [Abstract]
Related Party Notes Payable [Text Block]

6.     Related Party Boston Scientific Convertible Notes Payable (see Note 12)

The Company has a convertible note payable arrangement with Boston Scientific. During 2009, the Company borrowed an aggregate of $3,500,000 from Boston Scientific under this arrangement pursuant to three convertible notes payable (the “Boston Scientific Notes”). These borrowings accrued interest at 10% per year and were scheduled to mature on the second anniversary of the date on which the funds were advanced.  Effective February 2, 2012, the Company entered into a loan modification with Boston Scientific (also see Note 5) pursuant to which (i) interest accrued under each of the Boston Scientific Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the Boston Scientific Notes was reduced from 10% per year to 0%, and (iii) the maturity date of each of the Boston Scientific Notes was extended by three years (until October through December 2014).  The Company recorded interest expense under the Boston Scientific Notes of $39,499 during the year ended December 31, 2012. As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to Boston Scientific was $4,338,601.  Under GAAP, the loan modification was considered a “Troubled Debt Restructuring.” However, because the total future cash payments required under the new terms of the Boston Scientific Notes were not reduced from what was owed at the time of the loan modification, no gain was recorded under Troubled Debt Restructuring accounting.

The Boston Scientific Notes require the Company to prepay all or a portion of the notes upon the consummation of any future “qualified financing,” which is defined as any equity financing in which shares of the Company’s preferred stock are issued in exchange for cash proceeds. Each of the Boston Scientific Notes is convertible, at the option of the holder, at any time prior to the earlier of the maturity date or the consummation of a qualified initial public offering (which is defined as a bona fide first underwritten public offering of the Company’s common stock on a firm commitment basis in which the aggregate gross proceeds received by the Company at the public offering price equals or exceeds $20,000,000), into one share of the Company’s preferred stock at a conversion price equal to the lower of $8.00 per share or the price per share paid by investors in a future qualified financing conducted by the Company. In the event of a conversion of the Boston Scientific Notes into shares of preferred stock other than in the context of a qualified financing, each such share of preferred stock would initially be convertible into one share of the Company’s common stock. The Boston Scientific Notes are secured by a first priority security interest in all of the Company’s assets.

The Company analyzed the terms of the conversion feature of the Boston Scientific Notes and determined that the conversion price reset provision required that the conversion feature be accounted for as a derivative liability (see Note 2, Summary of Significant Accounting Policies – Fair Value Measurements). Under this guidance, the conversion feature was initially measured at fair value upon the issuance of the Boston Scientific Notes and has been adjusted to the current fair value at the end of each reporting period.

Changes in fair value are recorded in other income (expense) in the related statements of operations. The Company calculates the fair value of this derivative liability utilizing the Black-Scholes pricing model. The fair value of the derivative liability was computed using Level 2 inputs at December 31, 2013 and 2012.  As a result of the conversion price of $8.00 being significantly higher than the fair value of the Company’s common stock, the fair value of the derivative liability was nil at the beginning of the year ended December 31, 2012, $789 at December 31, 2012, and nil at December 31, 2013.